/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending November 30,  2000

MFS Charter Income Trust
Date
Identification of Security
Shares
Repurchased
Repurchase Price
NAV
Broker
11/9
Shares of Beneficial Interest
6500
8.375
9.28

Merrill Lynch
11/10
Shares of Beneficial Interest
80000
8.375
9.28

Merrill Lynch
11/20
Shares of Beneficial Interest
20000
8.5
9.20

Merrill Lynch
11/27
Shares of Beneficial Interest
75000
8.5625
9.19
Merrill Lynch
11/30
Shares of Beneficial Interest
15000
8.5
9.20
Merrill Lynch

































































































Total Shares Repurchased:
Remarks:	None.

MFS Charter Income Trust
by: James O. Yost
	James O. Yost
	Treasurer